CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Net income	¥ 107,652,319	$ 15,879,560	¥ 694,475,714
Other comprehensive income:
-Foreign currency translation adjustments	(39,953,544)	(5,893,462)	(12,466,041)
Comprehensive income	67,698,775	9,986,098	682,009,673
Less: Comprehensive income/(loss) attributable to non-controlling interests	(289,572)	(42,714)	3,634,559
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 67,988,347	$ 10,028,812	¥ 678,375,114